Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	9

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,787,627.14

Principal:
Principal Collections	$24,216,951.54
Prepayments in Full	$14,840,171.18
Liquidation Proceeds	$810,546.56
Recoveries	$13,826.44

Sub Total	$39,881,495.72

Collections	$43,669,122.86

Purchase Amounts:
Purchase Amounts Related to Principal	$149,354.47
Purchase Amounts Related to Interest	$898.27

Sub Total	$150,252.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,819,375.60

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	9

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,819,375.60
Servicing Fee	$921,456.06	$921,456.06	$0.00	$0.00	$42,897,919.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,897,919.54
Interest - Class A-2 Notes	$151,844.08	$151,844.08	$0.00	$0.00	$42,746,075.46
Interest - Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$42,471,815.46
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$42,183,342.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,183,342.96
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$42,105,708.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,105,708.96
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$42,047,796.96
Third Priority Principal Payment	$7,878,028.28	$7,878,028.28	$0.00	$0.00	$34,169,768.68
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$34,098,404.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,098,404.68
Regular Principal Payment	$28,438,930.82	$28,438,930.82	$0.00	$0.00	$5,659,473.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,659,473.86
Residual Released to Depositor	$0.00	$5,659,473.86	$0.00	$0.00	$0.00

Total		$43,819,375.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$7,878,028.28
Regular Principal Payment					$28,438,930.82

Total					$36,316,959.10

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,316,959.10	$104.42	$151,844.08	$0.44	$36,468,803.18	$104.86
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$36,316,959.10	$26.02	$921,486.58	$0.66	$37,238,445.68	$26.69

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor

Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$267,960,148.86	0.7704432	$231,643,189.76	0.6660241
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,011,940,148.86	0.7251556	$975,623,189.76	0.6991309

Pool Information
Weighted Average APR		4.279%		4.265%
Weighted Average Remaining Term		50.70		49.87
Number of Receivables Outstanding		52,832		51,682
Pool Balance		$1,105,747,273.19		$1,065,389,681.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$1,013,624,443.56		$976,702,120.58
Pool Factor		0.7420169		0.7149348

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$15,980,845.22
Yield Supplement Overcollateralization Amount	$88,687,560.81
Targeted Overcollateralization Amount	$89,766,491.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,766,491.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount

Realized Loss		127	$340,528.77
(Recoveries)		24	$13,826.44

Net Losses for Current Collection Period			$326,702.33
Cumulative Net Losses Last Collection Period			$1,716,299.13

Cumulative Net Losses for all Collection Periods			$2,043,001.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount

31-60 Days Delinquent	0.94%	470	$10,047,989.27
61-90 Days Delinquent	0.07%	30	$730,063.55
91-120 Days Delinquent	0.02%	9	$203,646.09
Over 120 Days Delinquent	0.04%	14	$386,936.51

Total Delinquent Receivables	1.07%	523	$11,368,635.42

Repossession Inventory:

Repossessed in the Current Collection Period		36	$863,780.82
Total Repossessed Inventory		41	$1,083,392.11

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3772%
Preceding Collection Period			0.3158%
Current Collection Period			0.3611%
Three Month Average			0.3514%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1225%
Preceding Collection Period			0.0984%
Current Collection Period			0.1026%
Three Month Average			0.1078%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer